PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) as of June 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 100.8%
Municipal Bonds
Alabama 4.5%
Baldwin Cnty. Indl. Dev. Auth. Rev., Novelis Corp. Proj., Series A, AMT (Mandatory put date 06/01/32), 144A	5.000%(cc)	06/01/55	1,500	$1,507,987
Black Belt Energy Gas Dist. Rev.,
Gas Proj. No. 7, Series C-1 (Mandatory put date 12/01/26)	4.000(cc)	10/01/52	2,365	2,374,345
Gas Proj. No. 8, Series A (Mandatory put date 12/01/29)	4.000(cc)	12/01/52	1,440	1,433,575
Gas Proj., Series E (Mandatory put date 06/01/28)	5.000(cc)	05/01/53	2,000	2,072,821
Proj. No. 5, Series A-1 (Mandatory put date 10/01/26)	4.000(cc)	10/01/49	170	170,902
Rfdg. (Mandatory put date 12/01/31)	4.000(cc)	06/01/51	1,000	998,291
Series D1, Rfdg. (Mandatory put date 06/01/27)	4.000(cc)	07/01/52	500	503,256

Jefferson Cnty. Swr. Rev., Revenue Warrants, Rfdg.	5.000	10/01/33	1,000	1,098,645
				10,159,822
Alaska 0.5%
Alaska St., Series A, GO,Rfdg.	5.000	08/01/34	1,000	1,134,120
Arizona 3.3%
Arizona Hlth. Facs. Auth. Rev., Banner Hlth., Series B (Mandatory put date 10/01/24)	3.750(cc)	01/01/37	2,480	2,434,389
Arizona Indl. Dev. Auth. Rev., The Ranches at Gunsmoke Proj. (Mandatory put date 11/01/26)	5.000(cc)	03/01/58	1,500	1,534,297
Chandler Indl. Dev. Auth. Rev., Intel Corp. Proj., AMT (Mandatory put date 06/01/29)	4.000(cc)	06/01/49	1,250	1,249,154
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr. Proj., Rfdg.	4.000	07/01/26	665	663,235
Reid Traditional Sch. Proj.	4.000	07/01/26	210	209,725

Salt Verde Finl. Corp. Rev., Sr. Gas Rev., Sr. Bonds	5.250	12/01/26	1,275	1,301,705
				7,392,505
California 6.0%
California Cmnty. Choice Fing. Auth. Rev.,
Green Bond, Series B-2 (Mandatory put date 08/01/31)	2.370(cc)	02/01/52	1,000	936,334
Sustainable Bonds, Clean Energy Proj., Series C (Mandatory put date 10/01/31)	5.250(cc)	01/01/54	1,000	1,046,223

California Muni. Fin. Auth. Rev., American Heritage Ed., Series A, Rfdg.	4.000	06/01/26	65	64,918
California Poll. Ctrl. Fing. Auth. Wtr. Facs. Rev., Green Bond, Calplant I Proj., AMT, 144A	7.000	07/01/22(d)	250	2,500
California Sch. Fin. Auth. Rev.,
Green Dot Pub. Sch. Proj., Series A, 144A	4.000	08/01/25	135	134,979
KIPP Proj., Series A, 144A	3.625	07/01/25	75	74,999

Long Beach Bond Fin. Auth. Rev., Natural Gas, Series B	4.524(cc)	11/15/27	700	699,958
Los Angeles Dept. Arpts. Rev., Sustainable Bonds, Sub. Private Activity, Series A, Rfdg.	5.000	05/15/31	1,300	1,401,837
Los Angeles Dept. of Wtr. & Pwr. Rev.,
LA Dept. of Wtr. & Pwr. Sys., Series C	4.000	07/01/26	500	502,368
Pwr. Sys., Series A, Rfdg.	5.000	07/01/27	760	765,487
Pwr. Sys., Sub. Series A-5, Rmkt., Rfdg., FRDD	3.600(cc)	07/01/35	3,500	3,500,000
Series A, Rfdg.	5.000	07/01/26	580	590,134
Series B, Rfdg.	5.000	07/01/26	175	177,430
Series B, Rfdg.	5.000	07/01/27	250	258,065
Series B, Rfdg.	5.000	07/01/31	1,265	1,374,361

PGIM Short Duration Muni Fund

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
Los Angeles Dept. of Wtr. & Pwr. Rev., (cont’d.)
Series D, Rfdg.	5.000%	07/01/26	620	$628,580

Los Angeles Dept. of Wtr. & Pwr. Wtr. Sys. Rev., Series A	5.000	07/01/26	425	432,938
Los Angeles Unif. Sch. Dist., Series A, GO, Rfdg.	5.000	07/01/25	1,000	1,000,064
Sanger Unif. Sch. Dist., Unrefunded, COP, Cap. Proj., Rfdg., AGM	5.000	06/01/52	60	56,793
				13,647,968
Colorado 3.3%
Colorado Hlth. Facs. Auth. Rev.,
AdventHealth Oblig. Grp., Series A (Mandatory put date 11/15/29)	5.000(cc)	11/15/59	940	1,017,538
CommonSpirit Hlth., Series A-2, Rfdg.	5.000	08/01/26	390	396,643
Commonspirit Hlth., Series B-1, Rfdg. (Mandatory put date 08/01/25)	5.000(cc)	08/01/49	1,430	1,430,307
Covenant Living Communities & Svcs., Rfdg.	5.000	12/01/30	1,000	1,082,534
Denver City & Cnty. Arpt. Sys. Rev.,
Series A, AMT, Rfdg.	5.000	11/15/32	1,000	1,079,387
Sub. Series B, AMT, Rfdg.	5.000	11/15/32	1,000	1,074,344

Regl. Trans. Dist. Rev., Denver Transit Partners Eagle P3 Proj, Series A, Rfdg.	5.000	07/15/27	620	639,085
University of Colorado Rev., University Enterprise Rev., Green Bond Proj., Series C-3B, Rfdg. (Mandatory put date 10/15/26)	2.000(cc)	06/01/51	780	765,068
				7,484,906
Connecticut 1.5%
Connecticut St. Spl. Tax Rev., Series B	5.000	10/01/37	1,175	1,220,343
Norwalk Hsg. Auth. Rev., Wall Street Place (Mandatory put date 09/01/27)	3.050(cc)	09/01/58	1,000	993,188
Stamford Hsg. Auth. Rev., Mozaic Concierge Living Proj., Series D	4.250	10/01/30	1,200	1,200,218
				3,413,749
Delaware 0.1%
Delaware St. Econ. Dev. Auth. Rev., Newark Chart. Sch., Series A, Rfdg.	2.800	09/01/26	120	119,382
District of Columbia 2.6%
Dist. of Columbia Rev.,
KIPP Proj.	5.000	07/01/25	270	270,008
KIPP Proj., Series B, Rfdg.	5.000	07/01/37	1,380	1,400,984
Proj., Series B, Rfdg.	5.000	07/01/27	220	225,552

District of Columbia Tob. Settlement Fing. Corp. Rev., Asset Bkd. Bds., Rfdg.	6.750	05/15/40	1,640	1,694,296
Metropolitan Washington Arpts. Auth. Avtn. Rev.,
Series A, AMT, Rfdg.	5.000	10/01/28	520	549,321
Series A, Rfdg., AMT	5.000	10/01/33	1,580	1,720,124
				5,860,285
Florida 8.3%
Broward Cnty. Arpt. Sys. Rev., Series A, AMT	5.000	10/01/26	500	501,669
Central Florida Expressway Auth. Rev., Sr. Lien, Rfdg.	5.000	07/01/38	1,620	1,656,663

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Florida (cont’d.)
Florida Dev. Fin. Corp. Rev., GFL Solid Wst. Southeast LLC Proj., Series A, AMT (Mandatory put date 10/01/31), 144A	4.375%(cc)	10/01/54	1,000	$994,146
Florida Hr. Edl. Facs. Fing. Auth. Rev., Edl. Facs., Ringling Clg. Proj.	5.000	03/01/28	295	303,233
Grtr. Orlando Avtn. Auth. Rev.,
Priority Sub. Series A, AMT	5.000	10/01/32	1,160	1,188,615
Series A, AMT	5.000	10/01/28	3,350	3,515,979

Hillsborough Cnty. Avtn. Auth. Rev., Tampa Int’l. Arpt., Series A, AMT	5.000	10/01/29	1,230	1,307,757
Lakewood Ranch Stewardship Dist.,
Spl. Assmt., Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	300	301,552
Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	100	100,105

Lee Cnty. Arpt. Rev., Series A, AMT, Rfdg.	5.000	10/01/28	1,000	1,054,712
Myrtle Creek Impvt. Dist., Spl. Assmt., Series A, BAM, Rfdg.	4.000	05/01/27	365	367,312
Orange Cnty. Hlth. Facs. Auth. Rev.,
Adventhealth Oblig. Grp., Series C, Rfdg. (Mandatory put date 11/15/26)	5.000(cc)	11/15/52	685	700,466
Orlando Healthcare Oblig. Grp., Series B, Rfdg.	5.000	10/01/25	2,530	2,541,164

Orlando Util. Commn. Rev., Series B (Mandatory put date 10/01/28)	1.250(cc)	10/01/46	2,540	2,327,904
Pasco Cnty. Rev., H. Lee Moffitt Cancer Ctr. Proj., Series A, AGM	5.250	09/01/25	100	100,386
St. John’s Cnty. Hsg. Fin. Auth. Rev., Oaks at St. John, Series A (Mandatory put date 07/01/25)	3.550(cc)	07/01/27	1,000	999,999
Tallahassee Rev., Memorial HealthCare, Inc. Proj., Series A	5.000	12/01/25	550	553,809
Vlg. CDD No. 6, Spl. Assmt., Rfdg.	4.000	05/01/26	205	206,449
Vlg. CDD No. 7, Spl. Assmt., Rfdg.	4.000	05/01/26	245	245,230
				18,967,150
Georgia 3.4%
Atlanta Arpt. Passenger Facs. Charge Rev., Sub-Lien, Sustainable Bonds, Series E, AMT	5.000	07/01/33	1,265	1,363,991
Burke Cnty. Dev. Auth. Rev., Georgia Pwr. Co. Plant Vogtle Proj., 5th Series, Rmkt. (Mandatory put date 06/13/28)	3.700(cc)	10/01/32	565	572,641
Main Street Natural Gas, Inc. Rev.,
Series B (Mandatory put date 03/01/32)	5.000(cc)	12/01/54	2,250	2,389,316
Series E (Mandatory put date 12/01/32)	5.000(cc)	05/01/55	2,750	2,898,430

Muni. Elec. Auth. of Georgia Rev., Proj. One, Sub. Bonds, Series A, Rfdg.	5.000	01/01/26	585	591,207
				7,815,585
Hawaii 0.8%
Honolulu City & Cnty. Wstewtr. Sys. Rev., Jr. 2nd Bond Resolution, Series A, Rfdg.	5.000	07/01/34	1,500	1,707,136
Idaho 0.5%
Idaho Hsg. & Fin. Association Rev., Series A	5.000	08/15/39	1,115	1,201,980
Illinois 5.8%
Chicago O’Hare Int’l. Arpt. Rev., Series C, AMT, Rfdg.	5.000	01/01/34	500	531,905

PGIM Short Duration Muni Fund

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Illinois (cont’d.)
Illinois Fin. Auth. Rev.,
Advocate Healthcare Network, Series A-3, Rfdg.	5.000%	11/01/30	725	$754,322
Advocate Healthcare Proj., Series A-1, Rfdg.	4.000	11/01/30	760	771,433
The Carle Foundation, Series A, Rfdg.	5.000	08/15/25	580	581,166
Illinois St.,
Series A, GO	5.000	11/01/25	1,625	1,634,756
Series B, GO	5.000	05/01/31	1,820	1,981,932
Series D, GO	5.000	11/01/26	820	840,733
Series D, GO, Rfdg.	5.000	07/01/36	1,100	1,159,290
Illinois St. Sales Tax Rev.,
Build Illinois Bonds, Jr. Oblig., Series C, Rfdg.	5.000	06/15/26	1,935	1,970,364
Sub. Series C, Rfdg.	4.000	06/15/26	1,000	1,008,924

Railsplitter Tob. Settlement Auth. Rev., Tob. Set. Funded (Pre-refunded date 06/01/26)(ee)	5.000	06/01/28	375	382,814
Sales Tax Secur. Corp. Rev.,
Senior Lien, Series C, Rfdg.	5.000	01/01/38	1,000	1,035,444
Sr. Series D	5.000	01/01/35	600	641,568
				13,294,651
Indiana 3.5%
Indiana Fin. Auth. Rev.,
1st Lien, CWA Autho. Proj., Series 2024 A, Rfdg.	5.000	10/01/41	1,500	1,578,342
IN Univ. Hlth., Series A, Rfdg.	5.000	12/01/25	1,305	1,316,586
Indiana Univ. Hlth. Oblig. Grp., Series B (Mandatory put date 07/01/25)	2.250(cc)	12/01/58	500	500,000
Indiana Univ. Hlth., Series B-1 (Mandatory put date 07/01/28)	5.000(cc)	10/01/62	860	906,306
Indiana Univ. Hlth., Series D-3, Rfdg. (Mandatory put date 10/01/33)(hh)	5.000(cc)	10/01/59	1,000	1,110,113
Pwr. & Light Co. Proj., Series A, Rfdg.	1.400	08/01/29	1,000	902,875

Indianapolis Local Pub. Impvt. Bond Bank Rev., Indianapolis Arpt. Auth. Proj., Series I2, AMT, Rfdg.	5.000	01/01/32	1,510	1,613,303
				7,927,525
Kentucky 2.6%
Kentucky Pub. Energy Auth. Rev.,
Series A, Rfdg. (Mandatory put date 12/01/29)	5.250(cc)	06/01/55	1,500	1,584,141
Series A-1 (Mandatory put date 08/01/30)	4.000(cc)	08/01/52	2,000	2,013,052
Series A-1, Rfdg. (Mandatory put date 02/01/32)	5.250(cc)	04/01/54	895	956,859

Kentucky Turnpike Auth. Rev., Revitalization Proj., Series A, Rfdg.	5.000	07/01/26	600	613,528
Trimble Cnty. Rev., Louisville Gas & Elect. Proj., Rmkt., Series A, Rfdg., AMT (Mandatory put date 09/01/27)	1.300(cc)	09/01/44	750	700,588
				5,868,168
Louisiana 0.4%
Louisiana Pub. Facs. Auth. Rev., Elementus Minerals LLC Proj. (Mandatory put date 11/01/25), 144A	5.000(cc)	10/01/43	1,000	1,003,566
Maryland 0.4%
Maryland Comnty. Dev. Admin. Rev., Sustainable Bonds, Vlg. at Marley Station, Series D-2	3.300	01/01/29	1,000	990,509

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Massachusetts 0.9%
Massachusetts Dev. Fin. Agcy. Rev., Series B, Rfdg.	4.000%	02/15/36	1,000	$1,018,243
Massachusetts Edl. Fing. Auth. Rev., Sr. Series B, Rfdg., AMT	5.000	07/01/28	1,000	1,039,288
				2,057,531
Michigan 1.0%
Michigan Fin. Auth. Rev., Sr. Series A, Class 1, Rfdg.	5.000	06/01/32	500	529,089
Michigan St., Environmental Prog., Series A, GO	5.000	12/01/25	55	55,084
Michigan Strategic Fd. Rev., Sustainable Bond, Recycled Board Machine Proj., AMT (Mandatory put date 10/01/26)	4.000(cc)	10/01/61	1,800	1,793,586
				2,377,759
Minnesota 0.4%
Minnesota Rural Wtr. Fin. Auth., Inc. Rev., Rfdg., BANS	3.300	08/01/26	1,000	1,002,658
Mississippi 3.3%
Mississippi Bus. Fin. Corp. Rev.,
Chevron USA, Inc., Series G, FRDD	3.650(cc)	11/01/35	2,425	2,425,000
Chevron USA, Inc., Series K, FRDD	3.900(cc)	11/01/35	1,235	1,235,000
Chevron USA, Inc., Series L, FRDD	3.900(cc)	11/01/35	2,000	2,000,000
Poll. Ctrl., Rfdg.	3.200	09/01/28	500	496,792

Warren Cnty. Rev., Int’l Paper Co. Proj., Rmkt. Rfdg.	4.000	09/01/32	1,250	1,259,622
				7,416,414
Missouri 0.6%
Kansas City Ind’l. Dev. Auth. Rev., Int’l Arpt. Term. Modernization Proj., Series B, AMT	5.000	03/01/30	1,000	1,036,746
Missouri St. Hlth. & Edl. Facs. Auth. Rev., BJC Hlth. Sys., Series B, Rfdg. (Mandatory put date 05/01/26)	4.000(cc)	05/01/51	335	336,754
				1,373,500
Nebraska 1.0%
Central Plns. Energy. Proj. Rev.,
Proj. No. 4, Series A, Rfdg. (Mandatory put date 11/01/29)	5.000(cc)	05/01/54	1,000	1,050,182
Sub. Series A-1 (Mandatory put date 08/01/31)	5.000(cc)	08/01/55	1,200	1,269,438
				2,319,620
Nevada 0.1%
Clark Cnty. Dept. Avtn. Rev., Sub. Series B, AMT, Rfdg.	5.000	07/01/27	140	144,772
New Hampshire 1.9%
National Fin. Auth. Rev., Sustainable Cert., Series 1-A, NFA Muni. Cert., ARC70 (Mandatory put date 10/01/34)	4.150	10/20/40	1,000	964,010
New Hampshire Bus. Fin. Auth. Rev.,
Caldwell Ranch Proj., 144A	4.875	12/01/33	700	693,312
Silverado Proj., 144A	5.000	12/01/28	1,000	991,080

PGIM Short Duration Muni Fund

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Hampshire (cont’d.)
New Hampshire Bus. Fin. Auth. Rev., (cont’d.)
Tamarron Proj., 144A	5.250%	12/01/35	1,000	$985,229
The Wildflower Proj., CABS, 144A	5.973(t)	12/15/33	1,140	687,581
				4,321,212
New Jersey 4.7%
New Jersey Econ. Dev. Auth. Rev.,
American Wtr. Co. Inc. Proj., Series E, AMT, Rfdg.	0.850	12/01/25	600	594,541
Series SSS, Rfdg.	5.250	06/15/39	400	430,053

New Jersey Edl. Facs. Auth. Rev., Princeton Univ., Series A (Mandatory put date 07/01/31)	5.000(cc)	07/01/64	1,000	1,100,991
New Jersey Hr. Ed. Student Assistance Auth. Rev.,
Sr. Bond, Series 3, Rfdg., AMT(hh)	5.000	12/01/27	1,000	1,025,008
Sr. Bond, Series 3, Rfdg., AMT(hh)	5.000	12/01/28	500	516,905
Sr. Bond, Series 3, Rfdg., AMT(hh)	5.000	12/01/32	1,500	1,565,931

New Jersey Trans. Tr. Fd. Auth. Rev., Series A, Rfdg.	5.250	06/15/39	1,000	1,076,852
South Jersey Trans. Auth. Rev., Series A, Rfdg., BAM	5.000	11/01/38	1,000	1,071,631
Tob. Settlement Fing. Corp. Rev.,
Series A, Rfdg.	5.000	06/01/26	1,745	1,766,067
Series A, Rfdg.	5.000	06/01/28	450	465,607
Series A, Rfdg.	5.000	06/01/30	250	258,388
Series A, Rfdg.	5.000	06/01/31	500	514,353
Series A, Rfdg.	5.000	06/01/36	235	238,653
				10,624,980
New Mexico 0.6%
Farmington Rev., 4 Corners Proj., Rmkt., Rfdg.	1.800	04/01/29	1,500	1,365,925
New York 12.3%
Empire St. Dev. Corp. Rev.,
Personal Income Tax, Series A, Rfdg.	5.000	03/15/31	1,685	1,704,856
Personal Income Tax, Series C, Rfdg.	5.000	03/15/41	1,375	1,405,243

Long Island Pwr. Auth. Rev., Series B, Rfdg. (Mandatory put date 09/01/26)	1.500(cc)	09/01/51	2,000	1,952,610
Metropolitan Trans. Auth. Rev., Series D, Rfdg.	5.000	11/15/32	1,710	1,785,814
New York City Hsg. Dev. Corp. Rev.,
245 East 124th Street, Rmkt. (Mandatory Put Date 10/01/29)	2.100(cc)	11/01/46	1,500	1,377,055
8 Spruce Street Proj., Class E, Rfdg.	4.375	12/15/43	2,000	2,029,735

New York City Muni. Wtr. Fin. Auth. Rev., 2nd Gen Resolution, Sub-Series CC-1, Rfdg.	5.250	06/15/37	1,000	1,029,061
New York City Trans. Fin. Auth. Future Tax Sec’d. Rev.,
Future Tax Sec., Fiscal 1999, Sub. Series E-1	5.000	02/01/36	1,000	1,025,511
Sub. Series A-2	5.000	08/01/38	2,505	2,571,752
New York City Trans. Fin. Auth. Rev.,
Fiscal 2025, Sub. Series G-1, Rfdg.	5.000	11/01/32	500	562,831
MultiModal Bonds, Sub-Series B	5.500	05/01/44	1,000	1,081,184
Sub. Bonds, Series E	5.000	11/01/36	1,000	1,102,503
New York Liberty Dev. Corp. Rev.,
Bank of America Tower at One Bryant Park Proj., Class 3, Rfdg.	2.800	09/15/69	1,000	931,529
Bank of America Tower at One Bryant Park Proj., Rfdg.	2.450	09/15/69	1,000	941,781

New York St. Dorm. Auth. Rev., Series A, Rfdg.	5.250	03/15/37	500	525,967

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New York (cont’d.)
New York St. Hsg. Fin. Agcy. Rev.,
320 West 38th Street Hsg., Series A (Mandatory put date 11/01/31)	3.570%(cc)	05/01/42	2,250	$2,207,003
Hsg. 160 W 62nd Street, Series A-2, Rmkt. (Mandatory put date 04/01/32)	3.600(cc)	11/01/44	1,200	1,186,846
Sustainable Bonds, Series B-2 (Mandatory put date 05/01/29)	3.600(cc)	11/01/64	1,000	1,000,069

New York Trans. Dev. Corp. Rev., JFK Int’l. Arpt. Proj. Term. 4, Series A, Rfdg., AMT	5.000	12/01/25	200	201,048
Port Auth. of NY & NJ Rev., Series 246, AMT, Rfdg.	5.000	09/01/30	1,175	1,260,735
Triborough Bridge & Tunnel Auth. Rev.,
Series A-2, Rfdg. (Mandatory put date 05/15/26)	2.000(cc)	05/15/45	1,000	985,948
TBTA Capital Lockbox Fund, MTA Bridges & Tunnels, Series A	5.000	12/01/34	1,000	1,139,526
				28,008,607
North Carolina 1.2%
Charlotte Arpt. Rev., Series B, Rfdg. AMT	5.000	07/01/30	1,125	1,203,928
Cumberland Cnty. Indl. Facs. & Pollution Ctl. Fin. Auth. Rev., Proj. Aero, AMT (Mandatory put date 11/01/25)	3.750(cc)	12/01/27	1,500	1,498,841
				2,702,769
Ohio 3.2%
Buckeye Tob. Settlement Fing. Auth. Rev.,
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/28	1,350	1,403,857
Sr. Series A-2, Class 1, Rfdg.	5.000	06/01/30	385	407,932

Cuyahoga Cnty. Rev., MetroHealth Sys., Rfdg.	4.000	02/15/29	1,200	1,189,922
Franklin Cnty. Rev., Nationwide Children’s Hosp., Series B, Rfdg., FRDD	4.000(cc)	11/01/42	1,550	1,550,000
Ohio Air Quality Dev. Auth. Rev.,
American Elec. Pwr. Co. Proj., Series A (Mandatory put date 10/01/29)	2.400(cc)	12/01/38	500	478,172
Duke Energy Corp. Proj., Series A, AMT, Rfdg. (Mandatory put date 06/01/27)	4.250(cc)	11/01/39	2,000	2,019,870

Ohio St. Rev., Cleveland Clinic Hlth. Sys., Series C, Rmkt. (Mandatory put date 05/01/28)	2.750(cc)	01/01/52	250	247,234
				7,296,987
Oklahoma 1.5%
Oklahoma Dev. Fin. Auth. Rev.,
Integris, Series A, Rfdg.	5.000	08/15/25	375	375,744
OU Med. Proj., Series B	5.000	08/15/26	800	807,331
Univ. of Oklahoma Med. Proj., Series B	5.000	08/15/29	1,100	1,115,124

Oklahoma Tpke. Auth. Rev., Sr. Bonds, Series B, Rfdg.(hh)	5.000	01/01/32	1,000	1,094,607
				3,392,806
Pennsylvania 3.1%
Chester Cnty. Indl. Dev. Auth. Rev., Avon Grove Chart. Sch. Nts.	5.000	03/01/27	1,070	1,081,744
Commonwealth Fing. Auth. Rev., Tob. Master Settlement Payment Bonds	5.000	06/01/30	1,570	1,635,118
Delaware Vlly. Regl. Fin. Auth. Rev., Series A, AMBAC	5.500	08/01/28	570	613,836
Pennsylvania Econ. Dev. Fing. Auth. Rev., Wste. Mgmt., Inc. Proj., Series B, Rfdg., AMT (Mandatory put date 11/02/26)	1.100(cc)	06/01/31	1,250	1,207,179

PGIM Short Duration Muni Fund

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)
Pennsylvania Tpke. Commn. Rev.,
Series A-1	5.000%	12/01/41	1,215	$1,220,156
Series A-2	5.000	12/01/36	1,300	1,352,301
				7,110,334
Puerto Rico 0.5%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev., Restructured, Series A-1, CABS	3.723(t)	07/01/29	1,416	1,221,611
Rhode Island 0.1%
Tob. Settlement Fing. Corp. Rev., Series A, Rfdg.	5.000	06/01/28	240	240,212
South Carolina 1.0%
Patriots Energy Grp. Fing. Agcy. Rev., Series A-1 (Mandatory put date 08/01/31)	5.250(cc)	10/01/54	880	932,950
South Carolina Jobs-Econ. Dev. Auth. Rev., Foothill Affordable Hsg. Fndn., Paddock Club & Fairway Proj. (Mandatory put date 03/01/35)	4.000(cc)	03/01/62	800	771,308
South Carolina Pub. Svc. Auth. Rev., Santee Cooper Exchange Bonds, Series A, Rfdg.	4.000	12/01/29	619	641,748
				2,346,006
Tennessee 2.8%
Memphis Shelby Cnty. Arpt. Auth. Rev., Series A, AMT	5.000	07/01/25	500	500,022
Metropolitan Nashville Arpt. Auth. Rev., Series B, AMT	5.250	07/01/34	500	533,927
Tennergy Corp. Rev., Gas Sply. Series A (Mandatory put date 12/01/30)	5.500(cc)	10/01/53	380	404,190
Tennessee Energy Acq. Corp. Gas Rev., Nat. Gas Utility Imps. (Mandatory put date 11/01/25)	4.000(cc)	11/01/49	4,900	4,902,639
				6,340,778
Texas 7.6%
Arlington Hsg. Fin. Corp. Rev., 6900 Matlok Road (Mandatory put date 04/01/27)	4.500(cc)	04/01/41	1,000	1,005,456
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch., Series A	5.000	08/15/30	225	241,809
Idea Pub. Sch., Series B	5.000	08/15/25	670	671,216
Int’l Leadership of Texas, Inc., Series B, PSF-GTD (Mandatory put date 02/15/30)	4.000(cc)	02/15/55	1,035	1,054,744

Conroe Independent Sch. Dist., GO, PSF-GTD	5.000	02/15/38	1,000	1,091,048
Dallas Fort Worth Int’l. Arpt. Rev., Rfdg.	5.000	11/01/34	1,000	1,128,941
Dallas Hotel Occupancy Tax Rev., Rfdg.	4.000	08/15/28	1,025	1,033,037
Harris Cnty. Cultrl. Ed. Facs. Fin. Corp. Rev.,
Memorial Hermann Hlth. Sys., Series B-3 (Mandatory Put Date 12/01/26)	5.000(cc)	07/01/49	280	287,303
Memorial Hermann Hlth. Sys., Series C, Rfdg. (Mandatory put date 07/01/29)	5.000(cc)	07/01/54	200	212,987
Houston Combined Util. Sys. Rev.,
Comb. 1st Lien, Series D, Rfdg.	5.000	11/15/34	1,000	1,000,978
United Airlines, Inc. Term. Impvt. Proj., Series B, AMT	5.250	07/15/34	1,250	1,281,588

Lakeside Place PFC Rev., Brookside Gardens Apts. (Mandatory put date 11/01/25)	4.150(cc)	11/01/26	1,000	1,000,217

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Texas (cont’d.)
New Hope Cultrl. Ed. Facs. Fin. Corp. Rev.,
Bella Vida Facs. Living Proj., Temps-50, Series B3, Rfdg.	4.250%	10/01/30	1,000	$985,025
Jubilee Academic Ctr., Rfdg., 144A	4.000	08/15/26	665	662,724

North Texas Twy. Auth. Rev., 2nd Tier, Series B, Rfdg.	5.000	01/01/28	415	419,278
San Antonio Elec. & Gas Sys. Rev.,
Jr. Lien, Rfdg. (Mandatory put date 12/01/27)	2.000(cc)	02/01/49	1,500	1,430,249
Series D, Rfdg.	5.000	02/01/33	1,000	1,120,390

Tarrant Cnty. Cultural Edl. Facs. Fin. Corp. Rev., Baylor Scott & White Hlth. Proj., Series E (Mandatory put date 05/15/26)	5.000(cc)	11/15/52	620	627,474
Texas Muni. Gas Acq. & Sply. Corp. Rev., Sr. Lien, Series D	6.250	12/15/26	690	708,110
Texas Priv. Activity Bond Surface Trans. Corp. Rev., Bond Surface Trans. Corp., Sr. Lien, Rfdg. AMT	5.500	06/30/40	1,250	1,293,249
				17,255,823
Utah 1.6%
Salt Lake City Corp. Arpt. Rev., Series A, AMT	5.000	07/01/28	375	385,208
Utah Cnty. Rev.,
IHC Hlth. Svcs., Inc., Series A	5.000	05/15/43	2,745	2,795,083
IHC Hlth. Svcs., Inc., Series B (Mandatory put date 08/01/26)	5.000(cc)	05/15/60	345	350,771
				3,531,062
Virginia 1.1%
Alexandria Redev. & Hsg. Auth. Rev., 431 S Columbus Street Block 4 Proj. (Mandatory put date 12/01/25)	3.400(cc)	12/01/54	1,750	1,748,591
Virginia Small Bus. Fing. Auth. Rev., Sr. Lien Elizabeth River Crossing Opco, LLC Proj. Rfdg.	4.000	01/01/30	750	752,465
				2,501,056
Washington 1.1%
Energy Northwest Rev., Proj. 1, Series B, Rfdg., ETM(ee)	5.000	07/01/25	500	500,021
Seattle Muni. Light & Pwr. Rev., Series B, Rfdg. (Mandatory put date 11/01/26)	2.170(cc)	05/01/45	500	494,001
Washington Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Series B, Rfdg.	5.000	07/01/28	375	388,628
Whatcom Cnty. Pub. Util. Dist. No. 1,
Series A, GO, AMT, BAM	5.000	12/01/26	425	434,095
Series A, GO, AMT, BAM	5.000	12/01/27	330	341,458
Series A, GO, AMT, BAM	5.000	12/01/28	415	434,077
				2,592,280
West Virginia 1.1%
West Virginia Econ. Dev. Auth. Rev.,
Appalachian Pwr. Co. Proj., Series A, Rfdg. (Mandatory put date 12/01/25)	0.625(cc)	12/01/38	1,500	1,480,437
Commercial Metals Co. Proj., AMT (Mandatory put date 05/15/32)	4.625(cc)	04/15/55	1,000	997,532
				2,477,969

PGIM Short Duration Muni Fund

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Wisconsin 0.6%
Pub. Fin. Auth. Rev., Astro Texas Land Proj., Rfdg., 144A	5.000%	12/15/36	750	$731,199
Wisconsin Hlth. & Edl. Facs. Auth. Rev., Forensic Science & Protective Med. Collaboration, Inc. Proj., 144A	5.000	08/01/27	700	707,874
				1,439,073

Total Long-Term Investments (cost $230,868,037)				229,450,751

	Shares
Short-Term Investment 0.5%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,224,422)(wb)		1,224,422	1,224,422

TOTAL INVESTMENTS 101.3% (cost $232,092,459)				230,675,173
Liabilities in excess of other assets(z) (1.3)%				(2,990,702)

Net Assets 100.0%				$227,684,471

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
BAM—Build America Mutual
BANS—Bond Anticipation Notes
CABS—Capital Appreciation Bonds
CDD—Community Development District
COP—Certificates of Participation
ETM—Escrowed to Maturity
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
PFC—Public Facility Corporation
Rfdg—Refunding

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of June 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.
(hh)	When-issued security.
(t)	Represents zero coupon. Rate quoted represents effective yield at June 30, 2025.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at June 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
74	10 Year U.S. Ultra Treasury Notes	Sep. 2025	$8,455,657	$(131,438)

PGIM Short Duration Muni Fund
Schedule of Investments (unaudited) (continued)
as of June 30, 2025
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Short Duration Muni Fund